Company information (Details) $ in Thousands, € in Millions		1 Months Ended				3 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	May 31, 2021 USD ($) study	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure Of Information Related To The Company [Line Items]
Upfront payment				$ 4,000	$ 2,500		€ 5.4		$ 6,500	$ 6,500	€ 5.4
Milestone payment upon receipt of clinical study reports					1,000	$ 1,000
Milestone payment upon second regulatory approval					$ 5,000	$ 5,000
Royalties agreement, period					10 years	10 years
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3 | Maximum
Disclosure Of Information Related To The Company [Line Items]
Onerous contracts provision					$ 12,500	$ 12,500
LianBio, NBTXR3
Disclosure Of Information Related To The Company [Line Items]
Number of global registrational studies supported | study				5
Upfront payment received	$ 20,000	$ 20,000	€ 16.5					$ 20,000
LianBio, NBTXR3 | Maximum
Disclosure Of Information Related To The Company [Line Items]
Potential development and commercial milestones payments				$ 220,000				$ 220,000	$ 220,000	$ 220,000